Statements of Changes in Net Assets Available for Benefits - EBP 019 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ADDITIONS AND INVESTMENT INCOME:
Participants’ contributions	$ 1,810,079	$ 1,724,896
Employer contributions	1,501,737	1,136,461
Rollover contributions	213,473	397,685
Interest income on notes receivable from participants	41,158	6,536
Change in Plan interest in Bunge Defined Contribution Master Trust	4,559,706	3,593,514
Total Additions to Net Assets, Including Total Investment Income	8,126,153	6,859,092
DEDUCTIONS:
Benefits paid to participants	6,500,444	3,116,718
Administrative expenses	98,407	34,123
Total Deductions from Net Assets	6,598,851	3,150,841
INCREASE IN NET ASSETS PRIOR TO PLAN MERGER	1,527,302	3,708,251
PLAN MERGER (Note 12)	6,899,338	0
NET ASSETS AVAILABLE FOR BENEFITS — Beginning of year	30,258,735	26,550,484
NET ASSETS AVAILABLE FOR BENEFITS — End of year	$ 38,685,375	$ 30,258,735